Components of Net Periodic Pension Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	¥ 64,549	¥ 60,261	¥ 57,241
Interest cost	24,518	27,804	30,660
Expected return on plan assets	(26,768)	(22,352)	(21,558)
Amortization of prior service costs	(5,566)	(8,033)	(16,326)
Recognized net actuarial loss	12,562	16,619	28,342
Amortization of net transition obligation			1,626
Net periodic pension cost	69,295	74,299	79,985
Foreign Plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	36,908	27,943	21,298
Interest cost	32,153	24,300	21,739
Expected return on plan assets	(34,059)	(23,177)	(22,864)
Amortization of prior service costs	359	369	351
Recognized net actuarial loss	5,224	2,884	1,783
Net periodic pension cost	¥ 40,585	¥ 32,319	¥ 22,307